OTHER ASSETS (Schedule of Other Assets) (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER ASSETS [Abstract]
Intangible assets, net		$ 360,481	$ 207,267
Security deposits		53,894	46,953
Total	$ 481,017	$ 414,375	$ 254,220